DEFERRED TAX - Unrecognised tax losses (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Tax losses
Unrecognised tax losses	¥ 6,593,510	¥ 6,210,282
Within 1 year
Tax losses
Unrecognised tax losses		690,646
Between 1 and 2 years
Tax losses
Unrecognised tax losses	213,992	958,188
Between 2 and 3 years
Tax losses
Unrecognised tax losses	795,012	1,211,002
2023
Tax losses
Unrecognised tax losses	882,156	997,376
2024
Tax losses
Unrecognised tax losses	2,110,447	¥ 2,353,070
2025
Tax losses
Unrecognised tax losses	¥ 2,591,903